Exchange Act-Forms
                                    FORM 13F

                                                   -----------------------------
                                                           OMB APPROVAL
                                                   -----------------------------
                                                   OMB Number:      3235-0006
                                                   Expires:  October 31, 2000
                                                   Estimated average
                                                      burden hours per
                                                      response:.........24.7
                                                   -----------------------------
                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 9/30/00
            Check here if Amendment [ ]; Amendment Number: __________
                        This Amendment (Check only one.):
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  A V Partners IV, L.P.
________________________________________________________________________________

Address:  701 N. Brazos St., Ste. 1400__________________________________________

________________________________________________________________________________

________________________________________________________________________________

Form 13F File Number:  28-05397 ________________________________________________

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



Name:   Joseph C. Aragona

Title:  General Partner

Phone:  512 485-1900

Signature, Place, and Date of Signing:

/s/ Joseph C. Aragona___________________________________________________________
[Signature]

Austin, TX______________________________________________________________________
[City, State]

November 13, 2000_______________________________________________________________
[Date]

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           0
                                                --------------

Form 13F Information Table Entry Total:                      7
                                                --------------

Form 13F Information Table Value Total:             $  592,941
                                                --------------
                                                    (thousands)

List of Other Included Managers:

    NONE

                                            FORM 13F INFORMATION TABLE

                                                                                                                 Voting Authority
                                                                                                                 ----------------
                                                           Value       Shares/ Sh/  Put/Invstmt
      Name of Issuer        Title of class CUSIP           (x$1000)    PrnAmt  Prn Call Dscretn Managers       Sole   Shared   None

    Active Power              COM        00504W100       212,158     3,421,905  SH      Sole              3,421,905      0       0
    Crossroads Systems, Inc.  COM        22765D100        35,375     4,161,740  SH      Sole              4,161,740      0       0
    Davox Corp.               COM        239208101           322        31,959  SH      Sole                 31,959      0       0
    Garden.com Inc.           COM        365199108         1,295     1,429,623  SH      Sole              1,429,623      0       0
    MetaSolv Software Inc.    COM        591393103       196,200     4,800,000  SH      Sole              4,800,000      0       0
    Sapient Corp.             COM        803062108         8,466       208,076  SH      Sole                208,076      0       0
    Silicon Laboratories Inc. COM        826919102       139,125     3,393,302  SH      Sole              3,393,302      0       0
                                          TOTAL          592,941
